Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Finished goods	¥ 391,194	¥ 291,023
Work in process	139,923	166,076
Raw materials	20,506	19,605
Inventories (Note 4)	¥ 551,623	¥ 476,704